FORM N-SAR-U
                                ANNUAL REPORT
                          FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                (a)
                                       /    /
or fiscal year ending:                  12/31/99   (b)

Is this a transition report?:(Y/N)           N
                                          -------

Is this an amendment to a previous           N
filing? (Y/N)                             -------


Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name: First Investors Single Payment and Periodic
                          Payment Plans for the Accumulation of Shares of AMCAP Fund, Inc.

     B.  File Number:     811-636

     C.  Telephone
         Number:          (212) 858-8000

2.   A.  Street:          95 Wall Street

     B.  City:  New York  C.  State: New York  D.  Zip Code: 10005     Zip Ext:

     E.  Foreign Country:                                    Foreign Postal
                                                             Code:


3.       Is this the first filing on this form by
         Registrant? (Y/N)                                          N
                                                                 -------

4.       Is this the last filing on this form by
         Registrant? (Y/N)                                          N
                                                                 -------

5.       Is Registrant a small business investment
         company (SBIC)? (Y/N)
         [If answer is "Y" (Yes), complete only items               N
         89 through 110.]                                        -------

6.       Is Registrant a unit investment trust (UIT)?
         (Y/N)                                                      Y
         [If answer is "Y" (Yes), complete only items            -------
         111 through 132.]

7.   A.  Is Registrant a series or multiple portfolio
         company? (Y/N)                                          -------
         [If answer is "N" (No), go to item 8.]

     B.  How many separate series or portfolios did
         Registrant have at the end of the period?               -------

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                                                                                     -------------------
                                                                                     If filing more
         For period        12/31/99                                                  than one
         ending            -------------------                                       Page 50, "X" box:
                                                                                     [-]
                                                                                     -------------------

         File number 811-  636
                           -------------------

123.   [/]  State the total value of the additional units considered in
            answering item 122 ($000's omitted)________________________              $
                                                                                      ---------


124.   [/]  State  the total  value of units of prior  series that were placed in the portfolios of subsequent series during the
            current period (the value of these units is to be  measured on the date they were placed in the subsequent series)
            ($000's omitted)___________________________________________              $
                                                                                      ---------


125.   [/]  State the total dollar amount of sales loads collected
            (before reallowances to other brokers or dealers) by
            Registrant's principal underwriter and any underwriter
            which is an affiliated person of the principal underwriter
            during the current period solely form the sle of units of all            $    1
            series of Registrant ($000's omitted)______________________               ---------



126.   Of the  amount  shown in item 125,  state the total  dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected
       on units of a prior series $ placed in the portfolio of a subsequent          $    0
       series.)  ($000's omitted)______________________________________               ---------


127.   List opposite the appropriate description below the
       number of series whose portfolios are invested primarily
       (based upon a percentage of NAV) in each type of security
       shown, the aggregate total assets at market value as of a
       date at or near the end of the current period of each
       such group of series and the total income distributions
       made by each such group of series during the current
       period (excluding distributions of realized gains, if
       any):
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

                                                            Number of   Total Assets  Total Income
                                                              Series       ($000's    Distributions
                                                            INVESTING      OMITTED   (000'S OMITTED)
                                                            ---------      -------   ---------------

A.     U.S. Treasury direct issue___________________        _________      $________       $______

B.     U.S. Government agency_______________________        _________      $________       $________

C.     State and municipal tax-free_________________        _________      $________       $________

D.     Public utility debt__________________________        _________      $________       $________

E.     Brokers or dealers debt or debt of
       brokers' or dealers' parent__________________        _________      $________       $________

F.     All other corporate intermed. &
       long-term debt_______________________________        _________      $________       $________



G.     All other corporate short-term debt__________        _________      $________       $________

H.     Equity securities of brokers or dealers
       or parents of brokers or dealers_____________        _________      $________       $________

I.     Investment company equity securities_________           1           $ 23,927        $   118
                                                            _________       ________        ________

J.     All other equity securities__________________        _________      $________       $________

K.     Other securities_____________________________        _________      $________       $________

L.     Total assets of all series of registrants____                       $ 23,927
                                                            _________       _______        $________
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                                                                           -------------------
                                                                           If filing more
         For period ending  12/31/99                                         than one
                            --------                                       Page 50, "X" box:[  ]
                                                                           -------------------
         File number 811-   636
                            --------

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128.   [/]  Is the timely payment of principal and interest on
            any of the portfolio securities held by any of
            Registrant's series at the end of the current period
            insured or guaranteed by an entity other than the issuer?
            (Y/N)____________________________________________________       __________
                                                                            Y/N



129.   [/]  Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal
            or interest at the end of the current period?
            (Y/N)____________________________________________________      ___________
                                                                           Y/N

            [If answer is "N" (No), go to item 131.]

130.   [/]  In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees? (Y/N)________________________________________      ____________
                                                                           Y/N


            [If answer is "N" (No), go to item 131.]

131.   Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $_________________________________$6__________



132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-_______       811-_______      811-_______      811-_______      811-_______


811-_______       811-_______      811-_______      811-_______      811-_______


811-_______       811-_______      811-_______      811-_______      811-_______
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

      This report is signed on behalf of the depositor in the City and State of New York on the 25th day of February, 2000.



                                                FIRST INVESTORS CORPORATION
                                                Depositor

Witness     /s/ Larry R. Lavoie                 By /s/ Marvin M. Hecker
            -------------------                    --------------------
            Larry R. Lavoie                         Marvin M. Hecker
            Secretary                               President